Leases - Minimum Future Income (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 86,681
2018	86,635
2019	40,777
2020	35,248
Thereafter	173,881
Total minimum lease revenue, net of commissions	$ 423,222